UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05608

PUBLIC FACILITY LOAN TRUST
(Exact name of registrant as specified in charter)

C/O U.S. BANK CORP TRUST DEPT ONE FEDERAL STREET BOSTON, MA			02110
(Address of principal executive offices)			(Zip code)

GEORGE H. DAVISON, JR. U.S. BANK CORPORATE TRUST SERVICES ONE FEDERAL STREET, BOSTON, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6559

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	January 1, 2004 – June 30, 2004

Item 1.           Reports to Stockholders.

PUBLIC FACILITY LOAN TRUST

STATEMENT OF ASSETS AND LIABILITIES-UNAUDITED

June 30, 2004

ASSETS:
Investment in Loans, at amortized cost (Note 3 and Schedule of Investments)	24,300,209
Temporary investments (Note 4)	9,209,641
Accrued interest receivable	42,049
Deferred bond issuance costs, net of accumulated amortization of $2,639,029	10,711
Cash	23,294
Total assets	33,585,904

LIABILITIES:
Bonds payable, at amortized cost (Note 5)	10,258,088
Accrued interest payable	264,961
Accrued expenses and other liabilities	79,645
Refunds	(8,555)
Total liabilities	10,594,138

Net assets	$22,991,764

NET ASSETS REPRESENTED BY:
Class A Certificates of beneficial interest (maximum liquidation price of $50,000), at par (Note 6)	500
Class B Certificates of beneficial interest, at par (Note 6)	10,000
Additional paid-in capital	8,701,173
Undistributed net investment income	14,280,091
$22,991,764
MAXIMUM FIXED LIQUIDATION PRICE OF CLASS A CERTIFICATES, per share of beneficial interest	$100

NET ASSET VALUE OF CLASS B CERTIFICATES, per share of beneficial interest	$2,294.18

The accompanying notes are an integral part of this statement.

3

PUBLIC FACILITY LOAN TRUST

STATEMENT OF OPERATIONS-UNAUDITED

FOR THE SIX-MONTH PERIOD ENDED 6/30/2004

INVESTMENT INCOME:
Interest	$1,942,834

EXPENSES:
Interest	552,974
Servicing fees (Note 7)	—
Amortization of deferred bond issuance costs	14,317
Trustee fees (Note 7)	7,175
Other	72,580
Total expenses	647,046

Net investment income	$1,295,788

The accompanying notes are an integral part of this statement.

4

PUBLIC FACILITY LOAN TRUST

STATEMENTS OF CHANGES IN NET ASSETS-UNAUDITED

FOR THE 6 MONTH PERIOD ENDED 6/30/2004

	2004	2003

NET INVESTMENT INCOME	$1,295,788	$1,772,698

DISTRIBUTIONS TO HOLDERS OF:
Class A Certificates	$(30)	$(30)
Class B Certificates	$(575,955)	$(1,013,355)
Total distributions	$(575,985)	$(1,013,385)

Increase (decrease) in net assets	$719,803	$759,313

NET ASSETS:
Beginning of period	$22,271,961	$21,966,566

End of period	$22,991,764	$22,725,879

The accompanying notes are an integral part of these statements.

5

PUBLIC FACILITY LOAN TRUST

STATEMENT OF CASH FLOWS-UNAUDITED

FOR THE SIX MONTH PERIOD ENDED 6/30/2004

06/30/04
OPERATING ACTIVITIES:
Cash received from loans-
Interest	$831,839
Refundable payments	(11,034)
Interest income from temporary investments	297,358
Interest expense	(362,058)
Other expenses	(113,525)
Net cash provided by operating activities	642,580

INVESTMENT ACTIVITIES:
Principal collections on loans	3,603,704
Net increase in temporary investments	236,897
Net cash provided by investing activities	3,840,601

FINANCING ACTIVITIES:
Principal payments to Bondholders	(3,883,902)
Distributions to Certificateholders - Class A	(30)
Distributions to Certificateholders - Class B	(575,955)
Net cash (used in) financing activities	(4,459,887)

Net decrease in cash	23,294

CASH:
Beginning of year	—

End of year	23,294

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net investment income	1,295,788
Ajustment relating to Loans-
Accretion of market discount	(751,111)
Increase in accrued interest receivable	(32,336)
Adjustments relating to Bonds-
Amortization of original issue discount	288,013
Amortization of deferred bond issuance costs	14,317
Decrease in accrued interest payable	(97,097)
Other adjustments-
Increase in accrued expenses and other liabilities	(33,770)
Decrease in Refund Liability	(41,225)

Net cash provided by operating activities	642,580

The accompanying notes are an integral part of this statement.

6

Public Facility Loan Trust

Notes To Financial Statements-Unaudited

June 30, 2004

1. The Trust and its Activities

Public Facility Loan Trust (the “Trust”) was established in July, 1988 under the laws of the Commonwealth of Massachusetts by a declaration of trust (the “Declaration of Trust”) by Shawmut Bank, N.A., not acting in its individual capacity but solely as owner trustee (the “Owner Trustee”). State Street Bank and Trust Company, as attorney-in-fact for Fleet National Bank, successor to Shawmut Bank, N.A., is currently the Owner Trustee. The Trust is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The sole purpose of the Trust is to raise funds through the issuance and sale of its Bonds (as defined below) and to invest the related proceeds in the Loans (as defined below) which it purchased from the United States Department of Housing and Urban Development (“HUD”).

In August, 1988, the Trust purchased 1,196 loans (the “Loans”) from HUD, which had an aggregate outstanding principal balance of approximately $271,950,000, in return for (i) the net proceeds from the sale of the Trust’s Bonds (as defined below) and (ii) the Class A and B Certificates of beneficial interest in the net assets of the Trust (the “Certificates”). Pursuant to an indenture (the “Indenture”) dated August 1, 1988, between the Trust and Chemical Bank, as bond trustee (the “Bond Trustee”), the Trust issued four classes of sequential pay bonds (the “Bonds”) in August, 1988, which had an aggregate par value of $235,958,000, using the Loans as collateral. The Bond Trustee holds the original notes and bonds evidencing the Loans. Chase Manhattan Bank successor to Chemical Bank, is currently the Bond Trustee.

During 1997, GMAC Commercial Mortgage Corporation (“GMAC”) became the servicer of the Trust’s Loans pursuant to the servicing agreement dated August 1, 1988 (the “Servicing Agreement”). Prior to that time, the Trust’s servicer was General Electric Capital Corporation (“GECC”). (GMAC and GECC are hereinafter referred to as the “Servicer”). The Servicer’s responsibilities include collecting payments on the Loans and maintaining the Loan files.

In accordance with the Indenture, the Trust maintains three funds, the Revenue, Expense and Liquidity Funds (the “Funds”), which are invested temporarily in permitted investments. All payments received on the Loans and earnings on the amounts in the Funds are used to make payments on the Bonds, to pay the Trust’s administrative expenses and to make distributions to the Certificate holders.

2. Summary of Significant Accounting Policies

Investment in Loans and Temporary Investments

The Loans were recorded at the inception of the Trust at their purchased cost. Such cost resulted in the recognition of market discount from the Loans’ outstanding principal balances. The purchase cost was determined by an independent appraiser, since a portion of the consideration paid by the Trust (the Class A and B Certificates) for the Loans did not have a readily determinable market value. The appraised value of the Loans was also used to determine the initial carrying amount of the Certificates.

Pursuant to a “no action letter” the Trust received from the Securities and Exchange Commission, the market discount on the Loans is included in the Trust’s statement of operations using the amortized cost method of accounting. Under this method, interest on each Loan is recognized by applying the Loan’s effective interest rate to the amortized cost of the Loan at the beginning of the period. A Loan’s effective interest rate is the rate which discounts the Loan’s scheduled future cash flows (including principal and interest) to its amortized cost. The amortization of market discount for each Loan included in the Trust’s statement of operations is the difference between the Loan’s interest income and its coupon interest.

Temporary investments are stated at cost.

Deferred Bond Issuance Costs

Deferred bond issuance costs of $2,649,740 were capitalized on the date the Bonds were issued and are amortized using the effective interest method over the estimated life of the bonds.

Bonds Payable

The Bonds are stated at their outstanding par value less unamortized original issue discount. Original issue discount amortization is included in the Trust’s statement of operations using the effective interest method.

Income and Expense Recognition

Investment income and expenses are recognized on an accrual basis.

Federal Income Taxes

No provision for federal income taxes is included in the Trust’s statement of operations since the Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, if any, to its Certificate holders to the extent that such distributions are permitted by the indenture.

Presentation of Capital Distributions

During 1994, the Trust adopted the American Institute of Certified Public Accountants’ Statement of Position 93-2, “Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies” (“SOP 93-2”). SOP 93-2 requires the reporting of distributions in excess of tax basis earnings and profits as a tax return of capital and the presentation of capital accounts on a basis that approximates amounts available for future distributions on a tax basis. Tax basis earnings and profits are computed in accordance with income tax regulations, which differ, in certain respects, from the methods used by the Trust to determine the corresponding amounts in accordance with generally accepted accounting principles.

There were no changes in the Trust’s net assets and net investment income as a result of adopting SOP 93-2. As the Trust has no capital gains and its tax basis earnings and profits exceeded the distributions made to the Trust’s Certificate holders, no distributions have been characterized as tax returns of capital.

Use of Estimates

In preparing its financial statements, the Owner Trustee made certain estimates and assumptions that affect amounts at which assets and liabilities and investment income and expenses are reported in the Trust’s statement of assets and liabilities and statement of operations, respectively. Future results could differ from these estimates.

3. The Loans

The Loans are bonds and other loans, substantially all of which are tax-exempt, issued by municipalities, special districts, not for-profit organizations, hospitals and Indian tribes to refinance loans for the construction of water, sewage, hospital and other public facilities.

The Loans may generally be repaid ahead of schedule at the option of the borrowers at par or with a small premium. The Loans are secured by various types of collateral, including general obligations and pledges of gross or net revenues, special assessments and mortgages. The Trust purchased the Loans from HUD without recourse, except for certain representations and warranties by HUD specified in the related Loan Sale Agreement. These representations and warranties were originally scheduled to expire in August 1990. During 1990 and 1991, HUD extended certain of its representations and warranties to May 1992. During 1992, HUD verbally agreed to extend certain of its representations and warranties until a notice of breach and agreement is executed.

The amortized cost of the Loans at June 30, 2004, was as follows:

Outstanding principal	$28,770,086
Unamortized market discount	(4,469,877)
$24,300,209

4. Temporary Investments

The Trust has entered into investment agreements pertaining to its temporary investments with Morgan Guaranty Trust Company of New York for the three Funds that are required by the Indenture. Monies deposited into these Funds are invested at fixed interest rates and are available for Bond and for other payments pursuant to the Indenture on each Payment Date (as defined in Note 5).

At June 30, 2004, the Fund balances and interest rates, which are fixed until full repayment of the Bonds were as follows:

Fund	Interest Rate	Fund Balance
Revenue	7.75%	$4,009,448
Expense	7.75	3,915,475
Liquidity	8.25	1,284,718
		$9,209,641

Substantially all of the June 30, 2004 Revenue Fund balance was used to make the August 1, 2004 Bond payment described in Note 5, including related interest, and the August 1, 2004 Certificate distribution described in Note 6.

5. The Bonds

The Bonds are sequential pay bonds, with semiannual interest payable on each February 1 and August 1 (each, a “Payment Date”) at 5% per annum.

The indenture provides that principal payments are to be made on the Bonds on each Payment Date prior to the Bond’s stated maturity in an aggregate amount equal to the lesser of the Available Amount or the Principal Distribution Amount (both as defined below) on such Payment Date. The Indenture provides that such principal payments are to be applied to each class of Bonds in the order of their respective stated maturities so that no principal payments are made until the Bonds having an earlier stated maturity have been paid in full. The Bonds are not otherwise subject to redemption prior to their stated maturity.

The Available Amount is the amount in the Revenue and Liquidity Funds on each Payment Date, after payment of (a) interest on, and principal at stated maturity of, the Bonds, (b) scheduled administrative expenses not paid from the Expense Fund and (c) any required funding of the Expense or Liquidity Funds.

The Principal Distribution Amount for any Payment Date is the sum of (a) the difference, if any, between the aggregate Collateral Value (as defined below) of the Loans on such Payment Date and the aggregate Collateral Value of the Loans on the immediately preceding Payment Date and (b) the unpaid portion of any previous Principal Distribution Amount.

The Collateral Value of each Loan is equal to the lesser of (a) the present value of the remaining scheduled interest and principal payments on the Loan, together with assumed reinvestment income thereon from each Assumed Deposit Date (30 to 60 days after the date the scheduled payments are due) to the Payment Date that follows its Assumed Deposit Date (as defined in the Indenture) at the Assumed Reinvestment Rate (7.75% per annum as of June 30, 2004), discounted semiannually to the Payment Date using a discount rate of 5% per annum or (b) the outstanding principal balance of the Loan.

The Class 1 Bonds, the Class 2 Bonds and the Class 3 Bonds were retired in August 1994, February 1997 and August 1999, respectively. At June 30, 2004, the carrying amounts of the Bonds in the statement of assets and liabilities were as follows:

	Stated Maturity	Principal Outstanding	Unamortized Original Issue Discount	Carrying Amount

Class 1	2/1/2000	$—	$—	$—
Class 2	2/1/2003	—	—	—
Class 3	2/1/2006	—	—	—
Class 4	2/1/2013	10,598,434	340,346	10,258,088
		$10,598,434	$340,346	$10,258,088

Estimated principal payments on the Bonds at June 30, 2004, calculated based on the remaining scheduled payments on the Loans, were as follows:

Year ending June 30:

2005	$5,639,850
2006	4,349,394
2007	609,190
2007	—
2008	—
$10,598,434

On August 1, 2004, an aggregate principal payment of $3,811,009 was made to the Class 4 Bondholders. After this payment, the aggregate Collateral Value of the Loans was approximately 300% of the outstanding principal amount of the Bonds.

6. The Certificates of Beneficial Interest

Information regarding the Trust’s fully paid, nonassessable shares of certificates of beneficial interest as of June 30, 2004, and for the year then ended, is as follows:

	Class A	Class B

Number of shares outstanding	500	10,000
Par value per share	$1	$1
Fixed dividend rate per annum (cumulative)	6%	0%

The Declaration of Trust provides that distributions on the Class A and Class B Certificates are payable solely from Available Funds (as defined in the Declaration of Trust), it any, transferred from the Bond Trustee to the Owner Trustee. Prior to payment of the Bonds in full and discharge of the Indenture, the Declaration of Trust provides that Available Funds be applied in the following order of priority:

a.               To pay any indemnities or Trust expenses not otherwise payable as administrative expenses;

b.              To the Class A Certificate holders for dividends accrued or in arrears; and

c.               To the Class B Certificate holders, subject to the limitations described below;

The “fixed liquidation price” of the Class A Certificates is $100 per share. In the event of liquidation, dissolution or termination of the Trust, the Class A Certificate holders are entitled to receive, in cash, the fixed liquidation price together with all dividends accrued or in arrears to that date, before any distribution of the assets of the Trust are made to the Class B Certificate holders; the Class A Certificate holders are entitled to no further participation in such distribution. If upon any such liquidation, dissolution or termination, the assets distributable to the Class A Certificate holders are insufficient to permit the payment of the full preferential amount, the entire assets of the Trust are to be distributed to the holders of the Class A Certificates then outstanding.

The Declaration of Trust provides that no distributions can be made to the Class B Certificate holders to the extent that such distributions would cause the net assets of the Trust to be less than the aggregate fixed liquidation price of the outstanding Class A Certificates.

The Indenture provides that upon repayment of the Bonds in full and the discharge of the Indenture, any Loans or other assets held by the Bond Trustee will be transferred to the Owner Trustee. The Declaration of Trust provides that the cash funds on that date, as well as subsequent cash receipts from any remaining Loans, are to be applied by the Owner Trustee as described above.

The Certificates are transferable pursuant to conditions in the Declaration of Trust.

On August 1, 2004 aggregate distributions of $30 and $621,369 were made to the Class A and Class B Certificate holders, respectively.

7. Trustee and Servicing Fees

Bond Trustee

The Indenture provides that the Bond Trustee is to receive, on each August 1, an annual fee equal to .015% of the aggregate outstanding principal amount of the Loans on the immediately preceding Bond Payment Date.

Owner Trustee

The Indenture provides that the Owner Trustee is to receive a semiannual fee of $6,500 on February 1 and August 1 of each year.

Servicer

The Servicing Agreement provides that the Servicer is to receive a monthly servicing fee equal to one-twelfth of 0.195% of the outstanding principal balance of each Loan on the first day of the preceding month.

8. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures About Fair Value of Financial Instruments,” (“SFAS No. 107”) requires the Trust to disclose estimated fair values of certain of its financial instruments. As SFAS No. 107 allows the use of a wide range of valuation techniques, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

The carrying amounts of the financial assets and liabilities of the Trust as disclosed in the statement of assets and liabilities represent their fair value, except for the temporary investments, investments in loans and bonds payable.  The estimated fair value of the investments in loans is not practicably estimable as these loans are not liquid and the cost of estimating the fair value is prohibitively expensive. A listing of all of the investments in loans, including their related carrying amounts, interest rates and maturities are included in the schedule of investments in loans. The estimated fair value of the bonds payable is not practicably estimable as these bonds payable include the value of the net assets of the Trust upon liquidation.

Public Facility Loan Trust

Schedule of Investments in Loans

June 30, 2004

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40005901	40005901	ARDMORE WATERWORKS	Alabama	5.000	7/1/2009	96,000	0.33%	83,185	0.34%
40000501	40000501	BIG COVE WATER AUTHORITY	Alabama	4.000	7/1/2006	27,000	0.09%	25,225	0.10%
40007801	40007801	CITY OF FAYETTE	Alabama	4.250	4/1/2008	83,000	0.29%	72,673	0.30%
40006401	40006401	CITY OF GUNTERSVILLE	Alabama	4.500	1/1/2007	49,000	0.17%	45,716	0.19%
40006402	40006402	CITY OF GUNTERSVILLE	Alabama	6.000	1/1/2009	99,000	0.34%	89,383	0.37%
40005501	40005501	DOUGLAS WATER AND FIRE	Alabama	5.000	1/1/2009	305,000	1.06%	269,481	1.11%
40003801	40003801	ENTERPRISE PUBLIC BUILDING	Alabama	4.500	11/1/2007	189,000	0.66%	168,914	0.70%
40001801	40001801	HAZEL GREEN WATER & FIRE	Alabama	4.500	8/1/2007	163,000	0.57%	146,413	0.60%
40005101	40005101	HELENA UTILITIES BOARD	Alabama	5.625	12/1/2012	220,000	0.76%	172,852	0.71%
40002302	40002302	LITTLEVILLE WATERWORKS	Alabama	5.000	2/1/2009	81,000	0.28%	67,365	0.28%
40002601	40002601	MAYSVILLE WTR & FIRE PR	Alabama	4.500	8/1/2007	65,000	0.23%	58,483	0.24%
40004101	40004101	SELMA PUBLIC BUILDING AUTH.	Alabama	5.625	5/1/2014	775,000	2.69%	579,468	2.38%
40005902	40005902	TOWN OF ARDMORE	Alabama	5.000	7/1/2009	12,000	0.04%	10,282	0.04%
40000401	40000401	TOWN OF BERRY	Alabama	5.625	11/1/2012	135,000	0.47%	107,155	0.44%
40005001	40005001	TOWN OF BLOUNTSVILLE	Alabama	5.625	12/1/2006	72,999	0.25%	67,521	0.28%
40001501	40001501	TOWN OF GRANT	Alabama	6.000	7/1/2007	16,000	0.06%	14,812	0.06%
40001601	40001601	TOWN OF GULF SHORES	Alabama	4.000	4/1/2007	54,000	0.19%	49,124	0.20%
40007301	40007301	TOWN OF MOULTON	Alabama	3.750	9/1/2007	186,000	0.65%	164,495	0.68%
40002902	40002902	TOWN OF MOUNDVILLE	Alabama	6.000	4/1/2010	67,000	0.23%	57,146	0.24%
40007501	40007501	TOWN OF PARRISH	Alabama	5.625	12/1/2007	74,000	0.26%	66,464	0.27%
40004601	40004601	TOWN OF SLOCOMB	Alabama	4.125	12/1/2007	100,000	0.35%	86,714	0.36%
40007701	40007701	TOWN OF VINCENT	Alabama	5.625	2/1/2011	140,000	0.49%	113,926	0.47%
40006601	40006601	WINFIELD WATERWORKS	Alabama	5.625	10/1/2008	44,000	0.15%	38,680	0.16%
			Alabama Total			3,052,999	10.61%	2,555,477	10.52%
40008601	40008601	GREATER JUNEAU BOROUGH	Alaska	4.500	10/1/2008	215,000	0.75%	188,420	0.78%
			Alaska Total			215,000	0.75%	188,420	0.78%
40009201	40009201	ARKANSAS STATE UNIVERSIT	Arkansas	4.500	10/1/2009	655,000	2.28%	535,713	2.20%
40009501	40009501	CITY OF BARLING	Arkansas	4.500	2/1/2008	38,000	0.13%	33,718	0.14%
40009601	40009601	CITY OF BLACK ROCK	Arkansas	3.500	7/1/2004	8,000	0.03%	7,999	0.03%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40010101	40010101	CITY OF CENTER HILL	Arkansas	5.625	10/1/2012	211,000	0.73%	167,137	0.69%
40011101	40011101	CITY OF GREENWOOD	Arkansas	3.875	9/1/2004	24,000	0.08%	23,835	0.10%
40013502	40013502	CITY OF PARKDALE	Arkansas	4.500	4/1/2007	17,000	0.06%	15,513	0.06%
40014001	40014001	CITY OF SALEM	Arkansas	3.750	10/1/2005	31,000	0.11%	29,451	0.12%
40014002	40014002	CITY OF SALEM	Arkansas	4.250	10/1/2006	15,000	0.05%	12,938	0.05%
40014003	40014003	CITY OF SALEM	Arkansas	4.250	10/1/2007	15,100	0.05%	12,199	0.05%
40015002	40015002	CITY OF WEST FORK	Arkansas	4.500	4/1/2008	30,000	0.10%	26,476	0.11%
40013401	40013401	PANGBURN WATER & SEWER C	Arkansas	4.250	4/1/2005	15,000	0.05%	14,535	0.06%
40013101	40013101	TOWN OF NORPHLET	Arkansas	4.000	7/1/2007	29,000	0.10%	26,121	0.11%
			Arkansas Total			1,088,100	3.78%	905,635	3.73%
40015401	40015401	APPLE VALLEY HGTS CO WTR	California	4.000	7/1/2008	5,000	0.02%	4,449	0.02%
40016801	40016801	IDYLLWILD CO. WTR. DIST	California	5.000	10/1/2008	235,000	0.82%	206,666	0.85%
40017601	40017601	RUBIDOUX COMMUNITY SERV	California	4.000	7/1/2006	80,000	0.28%	75,091	0.31%
40017902	40017902	SEELY COUNTY WATER DIST.	California	4.000	3/1/2005	9,000	0.03%	8,800	0.04%
			California Total			329,000	1.14%	295,006	1.21%
40018701	40018701	ROUTT COUNTY AIRPORT	Colorado	4.000	5/1/2006	32,000	0.11%	29,696	0.12%
40018801	40018801	TRI-COUNTY WTR. CONSER.	Colorado	5.000	4/1/2010	1,000,000	3.48%	763,197	3.14%
			Colorado Total			1,032,000	3.59%	792,893	3.26%
40019001	40019001	CITY OF ALTAMONTE SPRING	Florida	5.625	2/1/2012	370,000	1.29%	302,940	1.25%
40019004	40019004	CITY OF ALTAMONTE SPRING	Florida	5.375	2/1/2009	300,000	1.04%	265,904	1.09%
40020201	40020201	CITY OF CRYSTAL RIVER	Florida	4.000	9/1/2006	104,000	0.36%	95,684	0.39%
40021001	40021001	CITY OF HOMESTEAD	Florida	4.500	7/1/2007	310,000	1.08%	279,985	1.15%
40021002	40021002	CITY OF HOMESTEAD	Florida	5.625	7/1/2012	409,997	1.43%	330,538	1.36%
40021501	40021501	CITY OF LIVE OAK	Florida	5.625	4/1/2013	152,000	0.53%	119,715	0.49%
40021502	40021502	CITY OF LIVE OAK	Florida	5.625	4/1/2013	157,000	0.55%	123,778	0.51%
40021701	40021701	CITY OF MAITLAND	Florida	4.500	9/1/2004	33,000	0.11%	32,790	0.13%
40020001	40020001	TOWN OF CEDAR GROVE	Florida	5.625	5/1/2012	61,000	0.21%	49,136	0.20%
40020401	40020401	TOWN OF EATONVILLE	Florida	6.000	4/1/2011	125,610	0.44%	104,608	0.43%
40022401	40022401	TOWN OF SAINT MARKS	Florida	4.500	5/1/2008	58,000	0.20%	50,994	0.21%
			Florida Total			2,080,607	7.23%	1,756,072	7.23%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40026201	40026201	CALHOUN COUNTY GEORGIA	Georgia	5.375	12/1/2010	265,000	0.92%	214,212	0.88%
40026301	40026301	CANDLER COUNTY HOSP. AUTH.	Georgia	4.750	8/1/2009	220,000	0.76%	183,621	0.76%
40023503	40023503	CITY OF ALMA	Georgia	5.625	8/1/2004	29,000	0.10%	28,926	0.12%
40024201	40024201	CITY OF CHICKAMAUGA	Georgia	5.375	3/1/2005	35,000	0.12%	34,344	0.14%
40025101	40025101	CITY OF EATONTON	Georgia	5.000	9/1/2008	235,000	0.82%	205,784	0.85%
40025501	40025501	CITY OF FORT GAINES	Georgia	4.750	1/1/2008	86,000	0.30%	77,987	0.32%
40027301	40027301	CITY OF METTER	Georgia	5.375	5/1/2011	170,000	0.59%	140,564	0.58%
40028502	40028502	CITY OF WOODSTOCK	Georgia	5.625	7/1/2013	164,999	0.57%	132,012	0.54%
40026401	40026401	HOSPITAL AUTH OF CLAY CO	Georgia	3.500	7/1/2004	10,000	0.03%	9,999	0.04%
40026402	40026402	HOSPITAL AUTH OF CLAY CO	Georgia	3.750	7/1/2006	46,000	0.16%	42,274	0.17%
40027001	40027001	JONES COUNTY	Georgia	4.500	7/1/2004	21,000	0.07%	20,998	0.09%
40025601	40025601	TOWN OF FORT OGLETHORPE	Georgia	6.000	10/1/2008	350,000	1.22%	310,897	1.28%
			Georgia Total			1,631,999	5.67%	1,401,618	5.77%
40029501	40029501	CITY OF CHAMPAIGN	Illinois	4.000	5/1/2005	235,000	0.82%	227,060	0.93%
40029801	40029801	CITY OF EAST ST. LOUIS	Illinois	4.750	7/1/2010	115,000	0.40%	94,617	0.39%
40030101	40030101	CITY OF JOHNSTON CITY	Illinois	5.625	11/1/2006	63,000	0.22%	58,492	0.24%
40030801	40030801	CITY OF MONMOUTH	Illinois	3.875	7/1/2006	429,999	1.49%	398,284	1.64%
40031401	40031401	CITY OF STERLING	Illinois	5.000	5/1/2009	245,000	0.85%	207,647	0.85%
40029701	40029701	CURRAN GARDNER TOWNSHIPS	Illinois	4.500	11/1/2007	190,000	0.66%	168,541	0.69%
40030601	40030601	LAKE BLUFF PARK DISTRICT	Illinois	4.000	12/1/2006	78,000	0.27%	70,355	0.29%
			Illinois Total			1,355,999	4.71%	1,224,996	5.04%
40028601	40028601	CITY OF CHUBBUCK	Indiana	6.000	10/1/2012	455,000	1.58%	365,513	1.50%
40031601	40031601	CORDRY-SWEETWATER CONSER	Indiana	5.000	4/1/2011	205,000	0.71%	167,894	0.69%
40031701	40031701	TOWN OF HANOVER	Indiana	5.000	6/1/2006	30,000	0.10%	28,267	0.12%
40031901	40031901	TOWN OF LYNNVILLE	Indiana	4.000	6/1/2005	12,000	0.04%	11,576	0.05%
			Indiana Total			702,000	2.44%	573,250	2.36%
40032101	40032101	CITY OF EVANSDALE	Iowa	3.625	10/1/2009	108,000	0.38%	89,907	0.37%
			Iowa Total			108,000	0.38%	89,907	0.37%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40032602	40032602	CITY ADAIRVILLE	Kentucky	4.500	3/1/2008	74,000	0.26%	61,964	0.25%
40034101	40034101	CITY OF COLD SPRING	Kentucky	5.375	8/1/2010	212,000	0.74%	178,631	0.74%
40034301	40034301	CITY OF CRESCENT SPRINGS	Kentucky	4.500	11/1/2007	61,000	0.21%	54,405	0.22%
40034901	40034901	CITY OF FLEMINGSBURG	Kentucky	3.750	10/1/2004	43,000	0.15%	42,412	0.17%
40035501	40035501	CITY OF HARDIN	Kentucky	3.750	9/1/2004	5,000	0.02%	4,967	0.02%
40036202	40036202	CITY OF HODGENVILLE	Kentucky	4.500	5/1/2008	94,000	0.33%	83,028	0.34%
40036703	40036703	CITY OF JACKSON	Kentucky	6.000	5/1/2008	23,000	0.08%	20,917	0.09%
40036801	40036801	CITY OF JENKINS	Kentucky	3.500	7/1/2004	23,000	0.08%	22,998	0.09%
40037502	40037502	CITY OF MCKEE	Kentucky	3.750	5/1/2005	5,000	0.02%	4,798	0.02%
40037603	40037603	CITY OF MIDDLESBORO	Kentucky	4.750	4/1/2010	273,000	0.95%	228,977	0.94%
40039202	40039202	CITY OF SHEPHERDSVILLE	Kentucky	3.875	6/1/2006	104,000	0.36%	96,708	0.40%
40039503	40039503	CITY OF STANTON	Kentucky	4.125	4/1/2006	48,000	0.17%	44,622	0.18%
40039504	40039504	CITY OF STANTON	Kentucky	4.750	4/1/2007	38,000	0.13%	34,041	0.14%
40035302	40035302	GREEN RIVER VALLEY WATER	Kentucky	6.000	4/1/2011	603,000	2.10%	487,877	2.01%
40035902	40035902	HENDRON WATER DISTRICT	Kentucky	5.375	2/1/2011	257,000	0.89%	207,992	0.86%
40036101	40036101	HICKORY WATER DIST.	Kentucky	3.750	8/1/2006	139,000	0.48%	128,331	0.53%
40037402	40037402	MCCREARY CO. WATER DISTR	Kentucky	3.625	4/1/2005	36,000	0.13%	34,984	0.14%
40039001	40039001	RUSSELLVILLE NO.#1 WATER	Kentucky	3.750	7/1/2005	12,000	0.04%	11,572	0.05%
40039701	40039701	TRIGG CO. PUBLIC HOSP. CORP.	Kentucky	4.000	12/1/2006	47,000	0.16%	42,389	0.17%
40039801	40039801	WARREN COUNTY WATER DIST	Kentucky	3.750	1/1/2006	37,000	0.13%	35,161	0.14%
			Kentucky Total			2,134,000	7.42%	1,826,774	7.52%
40040701	40040701	BAYOU LIBERTY WATER ASSOC.	Louisiana	5.375	9/1/2011	228,000	0.79%	183,758	0.76%
40041201	40041201	CITY OF DONALDSONVILLE	Louisiana	4.500	4/1/2009	104,000	0.36%	88,819	0.37%
40041701	40041701	IBERVILLE PARISH WATERWORKS 3	Louisiana	5.000	4/1/2010	315,000	1.09%	263,383	1.08%
40040601	40040601	PARISH OF AVOYELLES HOSP	Louisiana	4.750	11/1/2009	125,000	0.43%	102,454	0.42%
40042501	40042501	PINE HILLS WATERWORKS DI	Louisiana	4.500	7/1/2008	78,000	0.27%	68,874	0.28%
40042601	40042601	PRAIRIE RD, WATER DIST.	Louisiana	5.625	12/1/2012	180,000	0.63%	137,545	0.57%
40041501	40041501	TOWN OF GRAMBLING	Louisiana	5.375	1/1/2010	126,000	0.44%	109,021	0.45%
40041301	40041301	VILLAGE OF EAST HODGE	Louisiana	6.000	9/1/2011	52,000	0.18%	42,833	0.18%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40042401	40042401	VILLAGE OF PARKS	Louisiana	3.750	2/1/2007	22,000	0.08%	19,932	0.08%
40042402	40042402	VILLAGE OF PARKS	Louisiana	5.625	8/1/2012	183,000	0.64%	152,923	0.63%
40043001	40043001	VILLAGE OF SOUTH MANSFIE	Louisiana	4.000	1/1/2008	32,000	0.11%	28,758	0.12%
			Louisiana Total			1,445,000	5.02%	1,198,300	4.93%
40044501	40044501	CITY OF REED CITY	Michigan	5.000	2/1/2009	215,000	0.75%	185,252	0.76%
40044401	40044401	VILLAGE OF ONTONAGON	Michigan	4.500	10/1/2006	45,000	0.16%	41,288	0.17%
			Michigan Total			260,000	0.90%	226,540	0.93%
40044901	40044901	CITY OF LAKE CITY	Minnesota	4.000	10/1/2006	77,000	0.27%	69,943	0.29%
			Minnesota Total			77,000	0.27%	69,943	0.29%
40049302	40049302	CITY OF WAVELAND	Mississippi	5.375	7/1/2007	150,000	0.52%	138,317	0.57%
40049401	40049401	CITY OF WAYNESBORO	Mississippi	6.000	1/1/2008	92,000	0.32%	85,743	0.35%
			Mississippi Total			242,000	0.84%	224,060	0.92%
40049901	40049901	CASS CO WATER DIST 2	Missouri	5.375	3/1/2005	22,000	0.08%	21,562	0.09%
40049601	40049601	CITY OF AURORA	Missouri	5.000	10/1/2004	21,000	0.07%	20,812	0.09%
40050501	40050501	JACKSON CO WATER DIST 15	Missouri	5.625	12/1/2008	391,000	1.36%	341,389	1.40%
			Missouri Total			434,000	1.51%	383,763	1.58%
40051701	40051701	THE WRIGHTSTOWN MUNICIPA	New Jersey	5.625	1/1/2016	239,000	0.83%	178,129	0.73%
			New Jersey Total			239,000	0.83%	178,129	0.73%
40052001	40052001	VILLAGE OF CHAMA	New Mexico	3.750	11/1/2004	12,000	0.04%	11,832	0.05%
			New Mexico Total			12,000	0.04%	11,832	0.05%
40057301	40057301	TAYLORTOWN SANITARY DIST	North Carolina	4.000	6/1/2005	3,000	0.01%	2,912	0.01%
40052801	40052801	TOWN OF BELHAVEN	North Carolina	4.500	6/1/2005	10,000	0.03%	9,732	0.04%
40052901	40052901	TOWN OF BOONE	North Carolina	3.750	6/1/2005	1,000	0.00%	972	0.00%
40053601	40053601	TOWN OF CREEDMOOR	North Carolina	4.000	6/1/2005	4,540	0.02%	4,411	0.02%
40054001	40054001	TOWN OF ELM CITY	North Carolina	4.000	6/1/2005	2,000	0.01%	1,938	0.01%
40054002	40054002	TOWN OF ELM CITY	North Carolina	4.000	6/1/2006	14,000	0.05%	13,134	0.05%
40054402	40054402	TOWN OF GRANITE QUARRY	North Carolina	4.500	6/1/2006	38,000	0.13%	35,575	0.15%
40054601	40054601	TOWN OF HAVELOCK	North Carolina	4.000	6/1/2005	13,000	0.05%	12,591	0.05%
40054602	40054602	TOWN OF HAVELOCK	North Carolina	4.000	6/1/2006	52,000	0.18%	48,614	0.20%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40055401	40055401	TOWN OF MANTEO	North Carolina	4.000	6/1/2006	20,000	0.07%	18,660	0.08%
40055902	40055902	TOWN OF NEWPORT	North Carolina	5.625	6/1/2007	7,500	0.03%	6,913	0.03%
40056301	40056301	TOWN OF PRINCEVILLE	North Carolina	6.000	6/1/2008	36,000	0.13%	32,393	0.13%
			North Carolina Total			201,040	0.70%	187,845	0.77%
40058301	40058301	CITY OF LINCOLN HEIGHTS	Ohio	6.000	3/15/2005	7,000	0.02%	6,886	0.03%
40058302	40058302	CITY OF LINCON HEIGHTS	Ohio	6.000	3/15/2005	4,000	0.01%	3,935	0.02%
40058601	40058601	SCIOTO BOARD OF COMMISSIONERS	Ohio	5.375	5/1/2010	195,000	0.68%	163,865	0.67%
40058001	40058001	VILLAGE OF ARCANUM	Ohio	4.000	5/1/2006	23,000	0.08%	21,466	0.09%
40058701	40058701	VILLAGE OF SOMERSET	Ohio	3.625	1/1/2004	—	0.00%	—	0.00%
			Ohio Total			229,000	0.80%	196,152	0.81%
40059501	40059501	BRYAN CO HOME AUT NURSIN	Oklahoma	4.000	2/1/2007	27,000	0.09%	24,439	0.10%
40060801	40060801	GROVE MUNICIPAL SERVICES	Oklahoma	4.125	6/1/2007	41,000	0.14%	36,802	0.15%
40061301	40061301	MOORE PUBLIC WORKS AUTHO	Oklahoma	5.000	1/1/2010	420,000	1.46%	356,009	1.47%
40061502	40061502	MULDROW UTILITY AUTHORIT	Oklahoma	5.000	4/1/2009	210,000	0.73%	182,567	0.75%
40062101	40062101	PAULS VALLEY HOSP AUTHOR	Oklahoma	4.500	4/1/2007	117,000	0.41%	105,561	0.43%
40062901	40062901	ROOSEVELT PUB WORKS AUTH	Oklahoma	3.875	4/1/2006	13,000	0.05%	12,183	0.05%
40063401	40063401	VALLEY VIEW HOSPITAL AUT	Oklahoma	4.125	12/1/2007	223,000	0.78%	193,707	0.80%
			Oklahoma Total			1,051,000	3.65%	911,268	3.75%
40065301	40065301	CITY OF BEAUFORT	South Carolina	5.625	10/1/2014	780,000	2.71%	593,549	2.44%
40066501	40066501	TOWN OF FAIRFAX	South Carolina	4.750	4/1/2009	118,000	0.41%	100,674	0.41%
40068501	40068501	TOWN OF ST STEPHEN	South Carolina	5.375	10/1/2013	287,000	1.00%	218,102	0.90%
40068701	40068701	TOWN OF SUMMERTON	South Carolina	4.750	4/1/2010	121,000	0.42%	101,058	0.42%
40069001	40069001	TOWN OF WARE SHOALS	South Carolina	5.375	7/1/2009	49,000	0.17%	42,969	0.18%
			South Carolina Total			1,355,000	4.71%	1,056,352	4.35%
40069201	40069201	CITY OF NORTH SIOUX CITY	South Dokota	5.625	3/1/2012	66,000	0.23%	53,317	0.22%
			South Dokota Total			66,000	0.23%	53,317	0.22%
40069802	40069802	CITY OF ARDMORE	Tennessee	5.000	7/1/2009	5,000	0.02%	4,309	0.02%
40069803	40069803	CITY OF ARDMORE	Tennessee	5.000	7/1/2009	56,000	0.19%	48,456	0.20%
40070001	40070001	CITY OF ATHENS	Tennessee	4.500	10/1/2008	290,000	1.01%	249,081	1.03%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40072201	40072201	CITY OF GOODLETTSVILLE	Tennessee	4.500	6/1/2009	185,000	0.64%	156,395	0.64%
40074401	40074401	CITY OF RAMER	Tennessee	5.375	3/1/2010	29,000	0.10%	24,650	0.10%
40071801	40071801	FENTRESS COUNTY UTILITY	Tennessee	3.750	5/1/2005	10,000	0.03%	9,694	0.04%
40071901	40071901	FIRST UTILITY DIST	Tennessee	3.750	8/1/2005	54,000	0.19%	51,879	0.21%
40076001	40076001	THE DAISEY SODDY FALLING	Tennessee	5.625	6/1/2012	315,000	1.09%	253,031	1.04%
40070101	40070101	TOWN OF BAXTER	Tennessee	3.750	9/1/2005	46,997	0.16%	44,819	0.18%
40071001	40071001	TOWN OF CHURCHILL	Tennessee	4.500	1/1/2009	195,000	0.68%	171,406	0.71%
40072401	40072401	TOWN OF GREENEVILLE	Tennessee	3.750	7/1/2006	50,000	0.17%	46,805	0.19%
40072402	40072402	TOWN OF GREENVILLE	Tennessee	3.750	7/1/2006	12,000	0.04%	11,207	0.05%
40073102	40073102	TOWN OF LIVINGSTON	Tennessee	5.375	12/1/2005	100,000	0.35%	95,247	0.39%
40073401	40073401	TOWN OF MICHIE	Tennessee	4.500	7/1/2009	116,000	0.40%	99,169	0.41%
40073701	40073701	TOWN OF OLIVER SPRINGS	Tennessee	5.000	12/1/2008	345,000	1.20%	298,449	1.23%
40075701	40075701	TOWN OF SPENCER	Tennessee	5.375	3/1/2005	1,000	0.00%	976	0.00%
40076301	40076301	TOWN OF WARTRACE	Tennessee	5.375	12/1/2005	41,000	0.14%	39,041	0.16%
40076201	40076201	UN FORK-BAKEWELL	Tennessee	4.500	6/1/2009	114,000	0.40%	96,194	0.40%
40076702	40076702	UTILITY DISTRICT	Tennessee	4.500	5/1/2008	145,000	0.50%	127,067	0.52%
			Tennessee Total			2,109,997	7.33%	1,827,875	7.52%
40078401	40078401	BRAZORIA COUNTY WATER CO	Texas	5.000	11/1/2008	56,225	0.20%	49,332	0.20%
40078901	40078901	CARDINAL MEADOWS IMPVT D	Texas	4.500	3/1/2009	26,516	0.09%	22,638	0.09%
40079101	40079101	CHILDRESS GENERAL HOSPIT	Texas	4.500	7/1/2008	173,000	0.60%	151,329	0.62%
40079301	40079301	CISCO HOSPITAL AUTHORITY	Texas	5.000	9/1/2009	185,000	0.64%	153,711	0.63%
40080201	40080201	CITY DALWORTHINGTON GARD	Texas	4.500	7/1/2008	41,000	0.14%	36,117	0.15%
40077301	40077301	CITY OF ARP	Texas	4.000	6/15/2006	15,000	0.05%	14,011	0.06%
40077503	40077503	CITY OF AUBREY	Texas	4.000	8/1/2006	10,500	0.04%	9,647	0.04%
40078003	40078003	CITY OF BLUM	Texas	4.000	4/1/2005	8,000	0.03%	7,777	0.03%
40078702	40078702	CITY OF BYERS	Texas	4.000	8/1/2006	20,000	0.07%	18,471	0.08%
40079401	40079401	CITY OF COMO	Texas	4.000	4/1/2005	4,000	0.01%	3,891	0.02%
40079402	40079402	CITY OF COMO	Texas	4.000	4/1/2005	1,000	0.00%	972	0.00%
40079502	40079502	CITY OF COPPELL	Texas	4.000	5/1/2006	36,980	0.13%	34,781	0.14%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40080304	40080304	CITY OF DODD CITY	Texas	3.750	10/1/2004	4,000	0.01%	3,957	0.02%
40080801	40080801	CITY OF FATE	Texas	5.000	3/1/2010	39,000	0.14%	32,766	0.13%
40080901	40080901	CITY OF GARY	Texas	4.500	10/1/2007	198,000	0.69%	176,134	0.72%
40081201	40081201	CITY OF GREY FOREST	Texas	4.500	12/1/2007	310,000	1.08%	273,372	1.12%
40081402	40081402	CITY OF HASLET	Texas	5.375	8/1/2011	87,000	0.30%	70,579	0.29%
40081501	40081501	CITY OF HOOKS	Texas	5.375	12/1/2010	251,000	0.87%	204,041	0.84%
40081901	40081901	CITY OF HUXLEY	Texas	5.000	3/1/2009	345,000	1.20%	298,187	1.23%
40083001	40083001	CITY OF LUCAS	Texas	5.000	12/1/2009	73,000	0.25%	61,430	0.25%
40083801	40083801	CITY OF NEW SUMMERFIELD	Texas	3.750	5/1/2006	15,000	0.05%	14,052	0.06%
40083802	40083802	CITY OF NEW SUMMERFIELD	Texas	4.500	5/1/2007	48,000	0.17%	43,643	0.18%
40084901	40084901	CITY OF QUEEN CITY	Texas	5.375	12/1/2011	270,000	0.94%	215,133	0.89%
40085101	40085101	CITY OF RAYMONDVILLE	Texas	5.375	3/1/2010	90,000	0.31%	77,555	0.32%
40085201	40085201	CITY OF RED OAK	Texas	5.375	6/15/2012	90,000	0.31%	73,409	0.30%
40085401	40085401	CITY OF RENO	Texas	5.625	1/1/2013	119,000	0.41%	97,086	0.40%
40085701	40085701	CITY OF ROBINSON	Texas	4.000	6/1/2005	25,000	0.09%	24,046	0.10%
40085702	40085702	CITY OF ROBINSON	Texas	4.500	6/1/2005	7,000	0.02%	6,773	0.03%
40086101	40086101	CITY OF SANTA ANNA	Texas	4.000	3/15/2006	21,000	0.07%	19,809	0.08%
40086804	40086804	CITY OF SPRINGTOWN	Texas	6.000	6/1/2012	255,000	0.89%	206,924	0.85%
40082001	40082001	COUNTY MUNICIPAL WATER D	Texas	5.000	4/1/2009	160,000	0.56%	137,779	0.57%
40080101	40080101	COUNTY OF CULBERSON	Texas	5.000	10/1/2009	86,000	0.30%	71,277	0.29%
40086001	40086001	COUNTY OF SAN PATRICIO	Texas	4.500	7/1/2008	62,000	0.22%	53,970	0.22%
40079801	40079801	CROSBY MUNICIPAL DISTRIC	Texas	5.625	1/1/2013	132,000	0.46%	107,718	0.44%
40079802	40079802	CROSBY MUNICIPAL DISTRIC	Texas	5.625	1/1/2013	440,000	1.53%	358,094	1.47%
40080701	40080701	FANNIN COUNTY HOSPITAL	Texas	6.000	2/1/2011	554,850	1.93%	457,247	1.88%
40081601	40081601	HOUSTON COUNTY HOSPITAL	Texas	4.125	7/1/2007	12,000	0.04%	10,717	0.04%
40081602	40081602	HOUSTON COUNTY HOSPITAL	Texas	4.125	7/1/2007	349,997	1.22%	314,145	1.29%
40083201	40083201	MACEDONIA-EYLAN FRESH WATER	Texas	4.500	5/1/2010	105,000	0.36%	86,338	0.36%
40084801	40084801	PORT MANSFIELD PUB UTIL	Texas	3.875	12/1/2004	25,000	0.09%	24,558	0.10%
40085301	40085301	RED RIVER AUTHORITY OF T	Texas	4.500	4/1/2009	31,000	0.11%	26,064	0.11%

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40086201	40086201	SCHAEFER ROAD RURAL WATER	Texas	5.000	2/1/2010	40,000	0.14%	34,049	0.14%
40086502	40086502	SEYMOUR HOSPITAL AUTH.	Texas	4.500	8/1/2007	23,000	0.08%	20,433	0.08%
40086501	40086501	SEYMOUR HOSPITAL AUTHORI	Texas	4.500	8/1/2007	169,000	0.59%	150,120	0.62%
40086701	40086701	SOUTH LIMESTONE HOSPITAL	Texas	6.000	10/1/2011	250,000	0.87%	201,388	0.83%
40077101	40077101	TOWN OF ANTHONY	Texas	5.625	8/1/2012	71,000	0.25%	57,965	0.24%
40079601	40079601	TOWN OF CORBES	Texas	5.375	1/1/2010	32,000	0.11%	27,900	0.11%
40082803	40082803	TOWN OF LITTLE ELM	Texas	5.000	12/1/2008	6,000	0.02%	5,176	0.02%
40087401	40087401	TOWN OF WHITEHOUSE	Texas	5.000	3/1/2010	136,000	0.47%	115,508	0.48%
40087301	40087301	WEST HOSPITAL AUTHORITY	Texas	5.375	12/1/2009	260,000	0.90%	215,966	0.89%
40087501	40087501	WHITNEY HOSPITAL AUTHORI	Texas	3.750	3/1/2007	68,120	0.24%	60,062	0.25%
			Texas Total			5,837,188	20.29%	4,938,047	20.32%
40088301	40088301	CITY OF HARRISVILLE	Utah	4.500	7/1/2009	35,000	0.12%	30,411	0.13%
40088501	40088501	CITY OF PLAIN CITY	Utah	4.500	5/1/2012	213,000	0.74%	164,771	0.68%
40088601	40088601	CITY OF PLEASANT VIEW	Utah	6.000	9/1/2011	192,000	0.67%	158,656	0.65%
40088201	40088201	FARR WEST CITY SEWER IMP	Utah	4.500	11/1/2009	12,000	0.04%	10,218	0.04%
40088202	40088202	FARR WEST CITY SEWER IMP	Utah	4.500	11/1/2009	26,000	0.09%	21,469	0.09%
40088801	40088801	SALT LAKE COUNTY	Utah	6.000	7/1/2013	740,000	2.57%	603,167	2.48%
			Utah Total			1,218,000	4.23%	988,692	4.07%
40089801	40089801	PORT OF KINGSTON	Washington	4.000	7/1/2006	161,095	0.56%	149,369	0.61%
40089802	40089802	PORT OF KINGSTON	Washington	5.000	7/1/2006	11,562	0.04%	10,833	0.04%
40089901	40089901	TOWN OF STARBUCK	Washington	3.875	7/1/2005	3,500	0.01%	3,377	0.01%
			Washington Total			176,157	0.61%	163,579	0.67%
40090301	40090301	CITY OF BENWOOD	West Virginia	6.000	1/1/2012	88,000	0.31%	74,470	0.31%
			West Virginia Total			88,000	0.31%	74,470	0.31%
Total						28,770,086	100.00%	24,300,212	100.00%

Item 2.    Code of Ethics.

Not applicable to the registrant.

Item 3.    Audit Committee Financial Expert.

Not applicable to the registrant.

Item 4.    Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.    Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 11.           Controls and Procedures.

(a)  Not applicable to the registrant.

(b)  Not applicable to the registrant.

Item 12. Exhibits

The following exhibits are attached to this Form N-CSR:

(a)

1)              Code of Ethics or amendments: not applicable to the registrant.

2)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

3)              Written solicitation to purchase securities: not applicable to the registrant.

4)              Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, in attached as Exhibit 99.2

5)              Attestation Report of Independent Accountants, Pricewaterhouse Coopers, LLP, is attached as Exhibit 99.3.

6)              GMAC reports pursuant to sections 1302 and 1307 of the Servicing Agreement are attached as Exhibit 99.4.

(b)           Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.906CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	PUBLIC FACILITY LOAN TRUST

By:	US Bank, not in its individual capacity, but solely as Owner Trustee Under a Declaration of Trust dated as of July 8, 1988, amended and Restated as of August 25, 1988

By:	/s/ George H. Davison, Jr.
George H. Davison, Jr. Officer

Date:	FEBRUARY 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988, amended and Restated as of August 25, 1988

By (signature and title)*:	/s/ George H. Davison, Jr.
George H. Davison, Jr. Officer

Date:	FEBRUARY 22, 2005

* Print the name and title of each signing officer under his or her signature.